SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
(a)Distribution
On February 2, 2023, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per Unit, payable on March 31, 2023 to Unitholders of record as at the close of business on February 28, 2023.
On May 4, 2023, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per LP Unit, payable on June 30, 2023 to unitholders of record as at the close of business on May 31, 2023.
On August 3, 2023, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per LP Unit, payable on September 29, 2023 to unitholders of record as at the close of business on August 31, 2023.
(b)Acquisition of Mobile Mini Solutions (“Mobile Mini”)
On January 31, 2023, the partnership’s modular building leasing services operations acquired a 100% economic interest in Mobile Mini, a provider of portable storage solutions in the U.K., for total consideration of $419 million, funded with debt and equity. The partnership received 100% of the voting rights in Mobile Mini, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $166 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Customer relationship intangible assets of $53 million, property, plant and equipment of $255 million and other net liabilities of $55 million were acquired as part of the transaction. Transaction costs of approximately $10 million were recorded as other expenses in the unaudited interim condensed.
(c)Dispositions
Infrastructure Services - Power delivery business
During February 2023, the partnership’s nuclear technology services operations completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a gain of $14 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Business Services - Real estate services operations
On March 31, 2023, the partnership completed the sale of its residential property management operations, resulting in a gain of $67 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Business Services - Dealer software and technology services operations
On May 1, 2023, the partnership’s dealer software and technology services operations completed the sale of its non-core division servicing the heavy equipment sector for total consideration of approximately $490 million, resulting in a gain of $87 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.